Accounts receivable - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable (note 6)		$ 5,811				$ 10,737
Cummins Westport, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase agreement holdback term	3 years
Holdback receivable (note 6)			$ 3,617		$ 11,365
Held in escrow | €				€ 3,000